UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2018

Semiannual Report

to Shareholders

Deutsche Science and Technology Fund

(Effective on or about July 2, 2018, Deutsche Science and Technology Fund will be renamed DWS Science and Technology Fund.)

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
7	Portfolio Summary
9	Investment Portfolio
14	Statement of Assets and Liabilities
16	Statement of Operations
17	Statements of Changes in Net Assets

18	Financial Highlights
22	Notes to Financial Statements
32	Information About Your Fund’s Expenses
34	Advisory Agreement Board Considerations and Fee Evaluation
39	Account Management Resources
41	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	Deutsche Science and Technology Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche Science and Technology Fund	|	3

Performance Summary	April 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
Unadjusted for Sales Charge	6.11%	25.25%	17.51%	10.86%
Adjusted for the Maximum Sales Charge (max 5.75% load)	0.01%	18.05%	16.13%	10.20%
S&P 500® Index†	3.82%	13.27%	12.96%	9.02%
S&P® North American Technology Sector Index††	8.87%	28.79%	21.48%	14.10%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		27.67%	17.02%	11.62%
Adjusted for the Maximum Sales Charge (max 5.75% load)		20.33%	15.65%	10.96%
S&P 500® Index†		13.99%	13.31%	9.49%
S&P® North American Technology Sector Index††		31.12%	21.40%	14.81%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
Unadjusted for Sales Charge	5.69%	24.19%	16.48%	9.88%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.69%	24.19%	16.48%	9.88%
S&P 500® Index†	3.82%	13.27%	12.96%	9.02%
S&P® North American Technology Sector Index††	8.87%	28.79%	21.48%	14.10%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		26.53%	15.99%	10.63%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		26.53%	15.99%	10.63%
S&P 500® Index†		13.99%	13.31%	9.49%
S&P® North American Technology Sector Index††		31.12%	21.40%	14.81%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
No Sales Charges	6.23%	25.50%	17.69%	10.98%
S&P 500® Index†	3.82%	13.27%	12.96%	9.02%
S&P® North American Technology Sector Index††	8.87%	28.79%	21.48%	14.10%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		27.85%	17.20%	11.73%
S&P 500® Index†		13.99%	13.31%	9.49%
S&P® North American Technology Sector Index††		31.12%	21.40%	14.81%

4	|	Deutsche Science and Technology Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 4/30/18
No Sales Charges	6.25%	25.55%	17.79%	11.21%
S&P 500® Index†	3.82%	13.27%	12.96%	9.02%
S&P® North American Technology Sector Index††	8.87%	28.79%	21.48%	14.10%
Average Annual Total Returns as of 3/31/18 (most recent calendar quarter end)
No Sales Charges		27.93%	17.30%	11.97%
S&P 500® Index†		13.99%	13.31%	9.49%
S&P® North American Technology Sector Index††		31.12%	21.40%	14.81%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2018 are 0.96%, 1.84%, 0.81% and 0.74% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche Science and Technology Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Standard & Poor’s 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

††	The S&P North American Technology Sector Index is the technology subindex of the S&P North American Sector Indices. The S&P North American Technology Sector Index family is designed as equity benchmarks for U.S.-traded technology-related securities.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class
Net Asset Value
4/30/18	$22.80	$15.66	$23.09	$24.85
10/31/17	$22.45	$15.77	$22.73	$24.40
Distribution Information as of 4/30/18
Income Dividends, Six Months	$.01	$—	$.04	$.06
Capital Gain Distributions, Six Months	$.95	$.95	$.95	$.95

6	|	Deutsche Science and Technology Fund

Portfolio Management Team

Sebastian P. Werner, PhD, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2008; previously, he served as a Research Assistant for the Endowed Chair of Asset Management at the European Business School, Oestrich-Winkel while earning his PhD.

–	Portfolio Manager for Global and US Growth Equities: New York.

–	MBA in International Management from the Thunderbird School of Global Management; Masters Degree (“Diplom-Kaufmann”) and PhD in Finance (“Dr.rer.pol.”) from the European Business School, Oestrich-Winkel.

Daniel Fletcher, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–	Joined DWS in 2017 with twenty-four years of industry experience. Prior to joining, he worked in portfolio management and equity research at Neuberger Berman, with a focus on technology, media and telecommunications companies. Before that, he worked as a telecommunications services analyst and in equity research management at Lehman Brothers. Previously, he served in investment research and execution functions at The Batavia Group and as a structured finance analyst at Deloitte & Touche.

–	Portfolio Manager and Analyst for US Equities: New York.

–	BA in Communications from William Paterson University; MBA in Finance from Rutgers Graduate School of Management.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/18	10/31/17
Common Stocks	97%	98%
Cash Equivalents	2%	1%
Closed-End Investment Company	1%	1%
Preferred Stock	0%	0%
Other	0%	0%
Total	100%	100%

Deutsche Science and Technology Fund	|	7

Sector Diversification (As a % of Common Stocks and Preferred Stock)	4/30/18	10/31/17
Information Technology	83%	88%
Software	24%	22%
Internet Software & Services	17%	19%
IT Services	14%	15%
Semiconductors & Semiconductor Equipment	14%	16%
Technology Hardware, Storage & Peripherals	9%	12%
Communications Equipment	3%	2%
Electronic Equipment, Instruments & Components	2%	2%

Consumer Discretionary	12%	8%
Internet & Direct Marketing Retail	11%	8%
Media	1%	—

Industrials	3%	2%
Aerospace & Defense	2%	1%
Professional Services	1%	1%

Health Care	1%	1%
Life Sciences Tools & Services	1%	—
Biotechnology	0%	1%
Health Care Equipment & Supplies	—	0%

Other	1%	1%
	100%	100%

Ten Largest Equity Holdings at April 30, 2018 (55.5% of Net Assets)
1	Microsoft Corp.	10.6%
	Develops, manufactures, licenses, sells and supports software products
2	Amazon.com, Inc.	8.7%
	Online retailer of numerous products and services
3	Alphabet, Inc.	8.4%
	Provides a Web-based search engine for the Internet
4	Apple, Inc.	6.8%
	Manufacturer of personal computers and communication solutions
5	Facebook, Inc.	5.6%
	Operates a social networking Web site
6	Visa, Inc.	3.9%
	Operates a retail electronic payments network and manages global financial services
7	NVIDIA Corp.	3.4%
	Designs, develops, and markets three dimensional (3D) graphic processors
8	Salesforce.com, Inc.	2.8%
	Provides application services that allow organizations to share customer information on demand
9	Broadcom, Inc.	2.7%
	Designs, develops and supplies semiconductors and integrated circuits
10	Adobe Systems, Inc.	2.6%
	Producer of print and graphic software systems

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 9. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 39 for contact information.

8	|	Deutsche Science and Technology Fund

Investment Portfolio	as of April 30, 2018 (Unaudited)

	Shares	Value ($)
Common Stocks 97.3%
Consumer Discretionary 11.5%
Internet & Direct Marketing Retail 10.6%
Amazon.com, Inc.*	45,534	71,312,164
Booking Holdings, Inc.*	7,512	16,361,136

		87,673,300

Media 0.9%
Comcast Corp. “A”	97,100	3,047,969
Walt Disney Co.	41,000	4,113,530

		7,161,499

Health Care 1.1%
Biotechnology 0.3%
BioMarin Pharmaceutical, Inc.*	27,100	2,263,121
ViaCyte, Inc.* (a)	1,869	0

		2,263,121
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific, Inc.	31,000	6,520,850

Industrials 2.5%
Aerospace & Defense 2.0%
BWX Technologies, Inc.	46,000	3,118,800
L3 Technologies, Inc.	23,000	4,505,240
Northrop Grumman Corp.	27,000	8,695,080

		16,319,120
Professional Services 0.5%
Verisk Analytics, Inc.*	39,300	4,183,485

Information Technology 81.6%
Communications Equipment 3.3%
Cisco Systems, Inc.	306,605	13,579,535
Lumentum Holdings, Inc.* (b)	120,000	6,054,000
Palo Alto Networks, Inc.*	40,500	7,796,655

		27,430,190
Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp. “A”	123,480	10,336,511
CDW Corp.	84,500	6,024,005

		16,360,516
Internet Software & Services 16.6%
2U, Inc.* (b)	69,400	5,586,006
Alibaba Group Holding Ltd. (ADR)*	21,300	3,802,902

The accompanying notes are an integral part of the financial statements.

Deutsche Science and Technology Fund	|	9

	Shares	Value ($)
Alphabet, Inc. “A”*	33,791	34,418,837
Alphabet, Inc. “C”*	33,945	34,533,267
Box, Inc. “A”*	190,000	4,343,400
DocuSign, Inc.*	8,223	317,654
Facebook, Inc. “A”*	269,121	46,288,812
LogMeIn, Inc.	60,500	6,667,100

		135,957,978
IT Services 14.0%
Amdocs Ltd.	91,000	6,119,750
Broadridge Financial Solutions, Inc.	43,749	4,690,330
Cognizant Technology Solutions Corp. “A”	110,269	9,022,210
EPAM Systems, Inc.*	64,527	7,378,662
Fidelity National Information Services, Inc.	115,663	10,984,515
Mastercard, Inc. “A”	84,484	15,060,963
PayPal Holdings, Inc.*	220,813	16,474,858
Travelport Worldwide Ltd.	290,000	4,970,600
Visa, Inc. “A”	252,261	32,006,876
WNS Holdings Ltd. (ADR)*	171,900	8,411,067

		115,119,831
Semiconductors & Semiconductor Equipment 13.3%
Analog Devices, Inc.	70,000	6,114,500
Applied Materials, Inc.	180,771	8,978,896
Broadcom, Inc.	96,055	22,036,938
Inphi Corp.* (b)	112,700	3,220,966
Intel Corp.	363,702	18,774,297
Microchip Technology, Inc.	47,000	3,932,020
Micron Technology, Inc.*	38,927	1,789,863
NVIDIA Corp.	122,402	27,528,210
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	170,320	6,548,804
Texas Instruments, Inc.	60,823	6,169,277
Universal Display Corp. (b)	47,000	4,138,350

		109,232,121
Software 23.8%
Activision Blizzard, Inc.	190,310	12,627,069
Adobe Systems, Inc.*	98,244	21,770,870
Intuit, Inc.	56,000	10,348,240
Microsoft Corp.	931,000	87,067,120
Oracle Corp.	463,540	21,169,872
salesforce.com, Inc.*	188,178	22,767,656
ServiceNow, Inc.*	45,000	7,476,300
Synopsys, Inc.*	97,675	8,352,189
Take-Two Interactive Software, Inc.*	42,000	4,187,820

		195,767,136

The accompanying notes are an integral part of the financial statements.

10	|	Deutsche Science and Technology Fund

	Shares	Value ($)
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	340,558	56,280,615
HP, Inc.	391,000	8,402,590
NCR Corp.*	192,000	5,907,840

		70,591,045

Real Estate 0.6%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	12,271	5,163,514
Total Common Stocks (Cost $410,884,336)		799,743,706

Other Investments 0.1%
Adams Capital Management III LP (1.2% limited partnership interest)* (c)	—	99,730
Adams Capital Management LP (3.6% limited partnership interest)* (c)	—	48,578
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (c)	—	218,880
GeoCapital IV LP (2.9% limited partnership interest)* (c)	—	560,760
Total Other Investments (Cost $11,450,427)		927,948

Preferred Stock 0.0%
Health Care
Biotechnology
ViaCyte, Inc. Series A* (a) (Cost $0)	3,509	0

Closed-End Investment Company 0.4%
Altaba, Inc.* (Cost $2,026,460)	55,400	3,882,432

Securities Lending Collateral 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares,” 1.64% (d) (e) (Cost $7,282,836)	7,282,836	7,282,836

Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.73% (d) (Cost $18,811,063)	18,811,063	18,811,063

The accompanying notes are an integral part of the financial statements.

Deutsche Science and Technology Fund	|	11

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $450,455,122)	101.0	830,647,985
Other Assets and Liabilities, Net	(1.0)	(8,505,548)

Net Assets	100.0	822,142,437

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended April 30, 2018 are as follows:

Value ($) at 10/31/2017	Pur- chases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 4/30/2018	Value ($) at 4/30/2018
Securities Lending Collateral 0.9%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares,” 1.64% (d) (e)
9,956,200	—	2,673,364	—	—	143,082	—	7,282,836	7,282,836
Cash Equivalents 2.3%
Deutsche Central Cash Management Government Fund, 1.73% (d)
8,816,083	98,016,140	88,021,160	—	—	133,648	—	18,811,063	18,811,063
18,772,283	98,016,140	90,694,524	—	—	276,730	—	26,093,899	26,093,899

*	Non-income producing security.

(a)	Investment was valued using significant unobservable inputs.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2018 amounted to $7,018,112, which is 0.9% of net assets.

(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

The accompanying notes are an integral part of the financial statements.

12	|	Deutsche Science and Technology Fund

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,029,217	99,730	0.01
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	48,578	0.01
Alloy Ventures 2000 LP**	April 2000 to August 2007	3,896,857	218,880	0.02
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	560,760	0.07
Total Restricted Securities		11,450,426	927,948	0.11

**	These securities represent venture capital funds.

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2018.

ADR:	American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. The Fund has adopted ASU No. 2015-07, Disclosures for Investments in Certain Entities that calculate Net Asset Value Per Share (NAV). The fair value hierarchy now excludes certain investments which are valued using NAV as a practical expedient.

The following is a summary of the inputs used as of April 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)
Consumer Discretionary	$94,834,799	$—	$—	$94,834,799
Health Care	8,783,971	—	0	8,783,971
Industrials	20,502,605	—	—	20,502,605
Information Technology	670,458,817	—	—	670,458,817
Real Estate	5,163,514	—	—	5,163,514
Other Investments (g)	—	—	—	927,948
Preferred Stock	—	—	0	0
Closed-End Investment Company	3,882,432	—	—	3,882,432
Short-Term Investments (f)	26,093,899	—	—	26,093,899
Total	$829,720,037	$—	$0	$830,647,985

There have been no transfers between fair value measurement levels during the period ended April 30, 2018.

(f)	See Investment Portfolio for additional detailed categorizations.

(g)	Investments measured at NAV as a practical expedient.

Deutsche Science and Technology Fund	|	13

Statement of Assets and Liabilities

as of April 30, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $424,361,223) — including $7,018,112 of securities loaned	$804,554,086
Investment in Deutsche Government & Agency Securities Portfolio (cost $7,282,836)*	7,282,836
Investment in Deutsche Central Cash Management Government Fund (cost $18,811,063)	18,811,063
Foreign currency, at value (cost $16,459)	15,185
Receivable for investments sold	8,238,254
Receivable for Fund shares sold	111,340
Dividends receivable	185,502
Interest receivable	29,952
Other assets	30,315
Total assets	839,258,533

Liabilities
Payable upon return of securities loaned	7,282,836
Payable for investments purchased	8,468,369
Payable for Fund shares redeemed	432,239
Accrued management fee	310,334
Accrued Trustees’ fees	7,014
Other accrued expenses and payables	615,304
Total liabilities	17,116,096
Net assets, at value	$822,142,437

Net Assets Consist of
Net investment loss	(139,965)
Net unrealized appreciation (depreciation) on:
Investments	380,192,863
Foreign currency	(1,274)
Accumulated net realized gain (loss)	25,734,985
Paid-in capital	416,355,828
Net assets, at value	$822,142,437

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

14	|	Deutsche Science and Technology Fund

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($659,549,774 ÷ 28,921,888 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$22.80
Maximum offering price per share (100 ÷ 94.25 of $22.80)	$24.19
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($21,055,072 ÷ 1,344,494 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$15.66
Class S
Net Asset Value, offering and redemption price per share ($135,233,370 ÷ 5,857,778 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$23.09
Institutional Class
Net Asset Value, offering and redemption price per share ($6,304,221 ÷ 253,663 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$24.85

The accompanying notes are an integral part of the financial statements.

Deutsche Science and Technology Fund	|	15

Statement of Operations

for the six months ended April 30, 2018 (Unaudited)

Investment Income

Income:
Dividends	$3,326,574
Income distributions — Deutsche Central Cash Management Government Fund	133,648
Securities lending income, net of borrower rebates	143,082
Other income	24,716
Total income	3,628,020
Expenses:
Management fee	1,863,651
Administration fee	405,880
Services to shareholders	502,416
Distribution and service fees	820,847
Custodian fee	4,076
Professional fees	54,804
Reports to shareholders	40,909
Registration fees	28,218
Trustees’ fees and expenses	19,482
Other	22,018
Total expenses	3,762,301
Net investment income (loss)	(134,281)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	32,168,850
Change in net unrealized appreciation (depreciation) on:
Investments	16,331,087
Foreign currency	126
16,331,213
Net gain (loss)	48,500,063
Net increase (decrease) in net assets resulting from operations	$48,365,782

The accompanying notes are an integral part of the financial statements.

16	|	Deutsche Science and Technology Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2018

Operations:
Net investment income (loss)	$(134,281)	$639,664
Net realized gain (loss)	32,168,850	38,181,377
Change in net unrealized appreciation (depreciation)	16,331,213	180,357,037
Net increase (decrease) in net assets resulting from operations	48,365,782	219,178,078
Distributions to shareholders from:
Net investment income:
Class A	(323,957)	—
Class S	(235,157)	—
Institutional Class	(11,523)	—
Net realized gains:
Class A	(27,353,144)	(11,611,656)
Class C	(1,251,221)	(532,939)
Class S	(5,178,301)	(2,135,189)
Institutional Class	(179,820)	(45,359)
Total distributions	(34,533,123)	(14,325,143)
Fund share transactions:
Proceeds from shares sold	25,630,967	31,247,237
Reinvestment of distributions	31,555,566	13,116,800
Payments for shares redeemed	(46,504,423)	(87,769,638)
Redemption fees	—	58
Net increase (decrease) in net assets from Fund share transactions	10,682,110	(43,405,543)
Increase (decrease) in net assets	24,514,769	161,447,392
Net assets at beginning of period	797,627,668	636,180,276
Net assets at end of period (including net investment loss and undistributed net investment income $139,965 and $564,953, respectively)	$822,142,437	$797,627,668

The accompanying notes are an integral part of the financial statements.

Deutsche Science and Technology Fund	|	17

Financial Highlights

	Six Months Ended 4/30/18		Years Ended October 31,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$22.45		$16.83	$17.95	$20.01	$17.38	$14.69
Income (loss) from investment operations:
Net investment income (loss)[a]	(.00	)***	.02	(.01)	(.02)	(.03)	(.02)
Net realized and unrealized gain (loss)	1.31		5.98	.79	1.66	2.66	2.71
Total from investment operations	1.31		6.00	.78	1.64	2.63	2.69
Less distributions from:
Net investment income	(.01)		—	—	—	—	—
Net realized gains	(.95)		(.38)	(1.90)	(3.70)	—	—
Total distributions	(.96)		(.38)	(1.90)	(3.70)	—	—
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$22.80		$22.45	$16.83	$17.95	$20.01	$17.38
Total Return (%)[b]	6.11	**	36.44	5.10	9.80	15.13	18.31

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	660		649	518	552	562	535
Ratio of expenses (%)	.93	*	.96	.99	.98	.99	1.01
Ratio of net investment income (loss) (%)	(.04	)*	.09	(.05)	(.13)	(.13)	(.11)
Portfolio turnover rate (%)	13	**	25	171	315	174	43

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

18	|	Deutsche Science and Technology Fund

	Six Months Ended 4/30/18		Years Ended October 31,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$15.77		$12.04	$13.50	$16.07	$14.07	$12.01
Income (loss) from investment operations:
Net investment income (loss)[a]	(.07)		(.11)	(.11)	(.13)	(.15)	(.13)
Net realized and unrealized gain (loss)	.91		4.22	.55	1.26	2.15	2.19
Total from investment operations	.84		4.11	.44	1.13	2.00	2.06
Less distributions from:
Net realized gains	(.95)		(.38)	(1.90)	(3.70)	—	—
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$15.66		$15.77	$12.04	$13.50	$16.07	$14.07
Total Return (%)[b]	5.69	**	35.20	4.14	8.85	14.21	17.15

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21		21	17	18	18	17
Ratio of expenses (%)	1.78	*	1.84	1.89	1.85	1.87	1.91
Ratio of net investment income (loss) (%)	(.88	)*	(.79)	(.95)	(1.00)	(1.01)	(1.01)
Portfolio turnover rate (%)	13	**	25	171	315	174	43

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Science and Technology Fund	|	19

	Six Months Ended 4/30/18		Years Ended October 31,
Class S	(Unaudited)		2017	2016	2015		2014		2013

Selected Per Share Data
Net asset value, beginning of period	$22.73		$17.01	$18.10	$20.12		$17.45		$14.74
Income (loss) from investment operations:
Net investment income (loss)[a]	.01		.05	.02	.00	***	.00	***	(.01)
Net realized and unrealized gain (loss)	1.34		6.05	.79	1.68		2.67		2.72
Total from investment operations	1.35		6.10	.81	1.68		2.67		2.71
Less distributions from:
Net investment income	(.04)		—	—	—		—		—
Net realized gains	(.95)		(.38)	(1.90)	(3.70)		—		—
Total distributions	(.99)		(.38)	(1.90)	(3.70)		—		—
Redemption fees	—		.00 ***	.00 ***	.00	***	.00	***	.00 ***
Net asset value, end of period	$23.09		$22.73	$17.01	$18.10		$20.12		$17.45
Total Return (%)	6.23	**	36.64	5.24	9.93		15.36		18.39

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	135		124	96	99		97		89
Ratio of expenses (%)	.77	*	.81	.84	.85		.85		.94
Ratio of net investment income (loss) (%)	.12	*	.24	.09	.00		.01		(.03)
Portfolio turnover rate (%)	13	**	25	171	315		174		43

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

20	|	Deutsche Science and Technology Fund

	Six Months Ended 4/30/18		Years Ended October 31,
Institutional Class	(Unaudited)		2017	2016	2015	2014		2013

Selected Per Share Data
Net asset value, beginning of period	$24.40		$18.22	$19.23	$21.14	$18.31		$15.44
Income (loss) from investment operations:
Net investment income (loss)[a]	.02		.06	.03	.02	.02		.03
Net realized and unrealized gain (loss)	1.44		6.50	.86	1.77	2.81		2.84
Total from investment operations	1.46		6.56	.89	1.79	2.83		2.87
Less distributions from:
Net investment income	(.06)		—	—	—	—		—
Net realized gains	(.95)		(.38)	(1.90)	(3.70)	—		—
Total distributions	(1.01)		(.38)	(1.90)	(3.70)	—		—
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00	***	.00	***
Net asset value, end of period	$24.85		$24.40	$18.22	$19.23	$21.14		$18.31
Total Return (%)	6.25	**	36.74	5.36	10.03	15.46		18.59

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		5	5	4	6		3
Ratio of expenses (%)	.71	*	.74	.74	.76	.76		.71
Ratio of net investment income (loss) (%)	.17	*	.31	.18	.09	.08		.21
Portfolio turnover rate (%)	13	**	25	171	315	174		43

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche Science and Technology Fund	|	21

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche Science and Technology Fund (the “Fund”) is a non-diversified series of Deutsche Securities Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk).

22	|	Deutsche Science and Technology Fund

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

The other investments represent investments in venture capital funds which are valued at their net asset value as a practical expedient. The net asset value of venture capital funds has been estimated primarily based upon the pro-rata ownership of the fair value of the venture capital funds as reported by the Management of the venture capital funds. Investments in venture capital funds can never be redeemed with the venture capital funds. Instead, the nature of the investments in this category is that distributions are received through the liquidation of the underlying assets of the venture capital funds.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces

Deutsche Science and Technology Fund	|	23

that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of April 30, 2018, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee (0.14% annualized effective rate as of April 30, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending

24	|	Deutsche Science and Technology Fund

its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2018, the Fund had securities on loan, which were classified as common stocks in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At October 31, 2017, the aggregate cost of investments for federal income tax purposes was $456,746,081. The net unrealized appreciation for all investments based on tax cost was $357,429,342. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $386,568,676 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $29,139,334.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2017 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Deutsche Science and Technology Fund	|	25

Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes, if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net investment losses incurred by the Fund, certain securities sold at a loss and investments in limited partnerships. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.

26	|	Deutsche Science and Technology Fund

B. Purchases and Sales of Securities

During the six months ended April 30, 2018, purchases and sales of investment securities (excluding short-term instruments) aggregated $105,729,522 and $145,078,316, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

Prior to December 1, 2017, Deutsche Asset Management International GmbH (Deutsche AM International GmbH), an affiliate of DIMA, served as a subadvisor to the Fund. Deutsche AM International GmbH served as subadvisor with respect to the investment and reinvestment of assets of the Fund, and was paid by the Advisor for its services.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at 1/12 of the following annual rates:

First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended April 30, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund’s average daily net assets.

For the period from November 1, 2017 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses

Deutsche Science and Technology Fund	|	27

such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.39%
Class C	2.14%
Class S	1.14%
Institutional Class	1.14%

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2018, the Administration Fee was $405,880, of which $67,593 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the Fund’s transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at April 30, 2018
Class A	$138,357	$46,732
Class C	6,697	2,272
Class S	63,689	21,262
Institutional Class	417	110
	$209,160	$70,376

Distribution and Service Fees. Under the Fund’s Class C 12b-1 plan, DWS Distributors, Inc., (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Service Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2018
Class C	$79,352	$12,984

28	|	Deutsche Science and Technology Fund

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2018	Annualized Rate
Class A	$716,545	$245,604	.22%
Class C	24,950	9,050	.24%
	$741,495	$254,654

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2018 aggregated $17,380.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of shares redeemed for Class C. For the six months ended April 30, 2018, the CDSC for Class C shares aggregated $72. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended April 30, 2018, DDI received $174 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,451, of which $8,151 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net

Deutsche Science and Technology Fund	|	29

asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended April 30, 2018, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $10,770.

D. Investing in Science and Technology Securities

The Fund invests in common stocks of science and technology companies and will concentrate in the group of industries constituting the technology sector and may concentrate in one or more industries in the technology sector. The Fund will therefore be susceptible to adverse economic, business, regulatory and other occurrences affecting the technology sector and science and technology companies. In particular, science and technology companies are vulnerable to market saturation and rapid product obsolescence. Many science and technology companies operate under constantly changing fields and have limited business lines and limited financial resources, making them highly vulnerable to business and economic risks. Other investment risks associated with investing in science and technology securities include abrupt or erratic market movements, management that is dependent on a limited number of people, short product cycles, changing consumer preferences, aggressive pricing of products and services, new market entrants, and dependency on patent protection.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2018.

30	|	Deutsche Science and Technology Fund

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2018		Year Ended October 31, 2017
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	401,769	$9,073,034	653,980	$12,603,774
Class C	59,542	931,036	116,519	1,575,006
Class S	546,412	12,620,683	772,561	14,818,987
Institutional Class	121,279	3,006,214	112,105	2,249,470
		$25,630,967		$31,247,237

Shares issued to shareholders in reinvestment of distributions
Class A	1,159,765	$24,958,145	629,201	$10,532,698
Class C	83,760	1,242,159	43,269	512,733
Class S	237,095	5,163,919	119,672	2,026,010
Institutional Class	8,163	191,343	2,498	45,359
		$31,555,566		$13,116,800

Shares redeemed
Class A	(1,538,898)	$(34,722,536)	(3,143,386)	$(59,078,657)
Class C	(112,990)	(1,795,345)	(290,101)	(3,859,106)
Class S	(360,909)	(8,276,555)	(1,113,738)	(21,224,863)
Institutional Class	(66,494)	(1,709,987)	(196,435)	(3,607,012)
		$(46,504,423)		$(87,769,638)

Redemption fees		$—		$58

Net increase (decrease)
Class A	22,636	$(691,357)	(1,860,205)	$(35,942,131)
Class C	30,312	377,850	(130,313)	(1,771,367)
Class S	422,598	9,508,047	(221,505)	(4,379,866)
Institutional Class	62,948	1,487,570	(81,832)	(1,312,179)
		$10,682,110		$(43,405,543)

G. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche Science and Technology Fund will be renamed DWS Science and Technology Fund.

Deutsche Science and Technology Fund	|	31

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2017 to April 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

32	|	Deutsche Science and Technology Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,061.10	$1,056.90	$1,062.30	$1,062.50
Expenses Paid per $1,000*	$4.75	$9.08	$3.94	$3.63

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/18	$1,020.18	$1,015.97	$1,020.98	$1,021.27
Expenses Paid per $1,000*	$4.66	$8.90	$3.86	$3.56

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
Deutsche Science and Technology Fund	.93%	1.78%	.77%	.71%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche Science and Technology Fund	|	33

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche Science and Technology Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

34	|	Deutsche Science and Technology Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Deutsche Science and Technology Fund	|	35

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable Deutsche U.S. registered fund (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages a Deutsche Europe fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to Deutsche Funds as compared to Deutsche Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.

36	|	Deutsche Science and Technology Fund

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the

Deutsche Science and Technology Fund	|	37

Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

38	|	Deutsche Science and Technology Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche Science and Technology Fund	|	39

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KTCAX	KTCCX	KTCSX	KTCIX
CUSIP Number	25159L 562	25159L 547	25159L 539	25159L 521
Fund Number	001	301	2313	511

40	|	Deutsche Science and Technology Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche Science and Technology Fund	|	41

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes — information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

42	|	Deutsche Science and Technology Fund

DSTF-3

(R-028321-7 6/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	6/29/2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	6/29/2018